Changes in deferred acquisition cost by insurance type (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	₩ 907,868
Acquisition cost incurred
Cost	802,942
Expensed	(315,970)
Deferral	486,972
Amortization	(414,898)	₩ (373,800)	₩ (385,793)
Ending balance	979,942	907,868
Individual insurance
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	907,035
Acquisition cost incurred
Cost	802,599
Expensed	(315,806)
Deferral	486,793
Amortization	(414,477)
Ending balance	979,351	907,035
Pure endowment
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	67,856
Acquisition cost incurred
Cost	11,602
Expensed	(6,450)
Deferral	5,152
Amortization	(35,504)
Ending balance	37,504	67,856
Death
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	834,415
Acquisition cost incurred
Cost	771,973
Expensed	(298,355)
Deferral	473,618
Amortization	(375,111)
Ending balance	932,922	834,415
Endowment
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	4,764
Acquisition cost incurred
Cost	19,024
Expensed	(11,001)
Deferral	8,023
Amortization	(3,862)
Ending balance	8,925	4,764
Group insurance
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	833
Acquisition cost incurred
Cost	343
Expensed	(164)
Deferral	179
Amortization	(421)
Ending balance	591	833
Pure protection
Changes in deferred acquisition cost by insurance type [Line Items]
Beginning balance	833
Acquisition cost incurred
Cost	343
Expensed	(164)
Deferral	179
Amortization	(421)
Ending balance	₩ 591	₩ 833